Fair Value Measurements (Details Narrative) - COLUMBUS CIRCLE CAPITAL CORP I [Member] - USD ($)	9 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Class of Warrant or Right [Line Items]
Price per warrants		$ 0.01
Public Warrant [Member]
Class of Warrant or Right [Line Items]
Fair value of the public warrants	$ 3,125,000
Price per warrants	$ 0.25